Subsequent Events (Details) - EBP 001 - USD ($)		12 Months Ended
	Jan. 02, 2026	Dec. 31, 2024	May 31, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Transfers out of plan		$ (16,000,000.0)
Net assets available for benefits		$ 1,573,567,743		$ 1,759,542,023
Subsequent Event
EBP, Subsequent Event [Line Items]
Transfers out of plan	$ 237,100,000
Subsequent Event | Care.com
EBP, Subsequent Event [Line Items]
Net assets available for benefits			$ 145,700,000